Share-based compensation (Details 2) $ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares
Additional disclosures
Share-based compensation expenses | ¥		¥ 2,780,062		¥ 2,061,432		¥ 1,076,286
Share Incentive Plan
Share-based compensation
Number of ordinary shares available for future grants	112,408,197							112,408,197
Share Incentive Plan | Employee and non-employee
Share-based compensation
Term of vesting schedule period			6 years	6 years
Share Incentive Plan | Employee and non-employee | Unvested RSUs | Vesting Based On Service
Number of Shares
Unvested at the beginning of the year (in shares)	82,847,816	82,847,816	39,411,522	39,411,522	32,118,491	32,118,491
Granted (in shares)	41,450,212	41,450,212	59,254,734	59,254,734	18,595,642	18,595,642
Vested (in shares)	(12,005,700)	(12,005,700)	(8,692,792)	(8,692,792)	(7,368,335)	(7,368,335)
Forfeited (in shares)	(6,246,436)	(6,246,436)	(7,125,648)	(7,125,648)	(3,934,276)	(3,934,276)
Unvested at the end of the year (in shares)	106,045,892	106,045,892	82,847,816	82,847,816	39,411,522	39,411,522	32,118,491
Weighted-Average Grant-Date Fair Value
Unvested at the beginning of the year (in dollars per share) | $ / shares	$ 11.97		$ 9.58		$ 5.80
Granted (in dollars per share) | $ / shares	16.27		12.82		14.35
Vested (in dollars per share) | $ / shares	10.14		7.98		5.05
Forfeited (in dollars per share) | $ / shares	13.42		10.66		9.73
Unvested at the end of the year (in dollars per share) | $ / shares	$ 13.77		$ 11.97		$ 9.58		$ 5.80
Additional disclosures
Share-based compensation expenses | ¥		¥ 2,462,881		¥ 1,613,204		¥ 714,047
Unrecognized share-based compensation expense related to awards other than options | ¥								¥ 5,840,090
Weighted-average period over which share-based compensation expense is expected to be recognized	5 years 9 months 18 days	5 years 9 months 18 days
Total fair value of RSUs vested | $	$ 213,155,000		$ 111,956,000		$ 116,799,000
Total intrinsic value of RSUs vested | $	$ 213,155,000		$ 111,956,000		$ 116,799,000
Share Incentive Plan | Employee and non-employee | Unvested RSUs | Vesting Based On Performance
Number of Shares
Unvested at the beginning of the year (in shares)	310,002	310,002	876,364	876,364	1,466,658	1,466,658
Vested (in shares)	(96,516)	(96,516)	(118,540)	(118,540)	(188,936)	(188,936)
Forfeited (in shares)			(447,822)	(447,822)	(401,358)	(401,358)
Unvested at the end of the year (in shares)	213,486	213,486	310,002	310,002	876,364	876,364	1,466,658
Weighted-Average Grant-Date Fair Value
Unvested at the beginning of the year (in dollars per share) | $ / shares	$ 6.33		$ 6.33		$ 6.33
Vested (in dollars per share) | $ / shares	6.33		6.33		6.33
Forfeited (in dollars per share) | $ / shares			6.33		6.33
Unvested at the end of the year (in dollars per share) | $ / shares	$ 6.33		$ 6.33		$ 6.33		$ 6.33
Additional disclosures
Share-based compensation expenses | ¥		¥ 1,157		¥ 4,334		¥ 4,630
Unrecognized share-based compensation expense related to awards other than options | ¥								¥ 1,095
Weighted-average period over which share-based compensation expense is expected to be recognized	1 year 1 month 6 days	1 year 1 month 6 days
Total fair value of RSUs vested | $	$ 1,371,000		$ 1,524,000		$ 2,347,000
Total intrinsic value of RSUs vested | $	$ 1,371,000		$ 1,524,000		$ 2,347,000
Share Incentive Plan | Employee and non-employee | Options | Vesting Based On Service
Number of share options
Outstanding at the beginning of the year (in shares)	21,659,016	21,659,016	27,434,622	27,434,622	26,201,252	26,201,252
Granted (in shares)	0	0	0	0	5,652,500	5,652,500
Exercised	(4,116,816)	(4,116,816)	(2,820,648)	(2,820,648)	(2,694,404)	(2,694,404)
Forfeited or cancelled (in shares)	(432,092)	(432,092)	(2,954,958)	(2,954,958)	(1,724,726)	(1,724,726)
Outstanding at the end of the year (in shares)	17,110,108	17,110,108	21,659,016	21,659,016	27,434,622	27,434,622	26,201,252
Vested and expected to vest at the end of the year (in shares)	16,110,208							16,110,208
Exercisable at the end of the year (in shares)	8,777,612							8,777,612
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share) | $ / shares	$ 6.23		$ 6.10		$ 4.37
Granted (in dollars per share) | $ / shares					13.17
Exercised (in dollars per share) | $ / shares	5.20		3.97		4.07
Forfeited or cancelled (in dollars per share) | $ / shares	5.92		7.21		6.07
Outstanding at the end of the year (in dollars per share) | $ / shares	6.49		$ 6.23		$ 6.10		$ 4.37
Vested and expected to vest at the end of the year (in dollars per share) | $ / shares	6.41
Exercisable at the end of the year (in dollars per share) | $ / shares	$ 5.31
Weighted Average Remaining Contractual Term (years)
Outstanding at the end of the year	6 years 2 months 12 days	6 years 2 months 12 days	7 years 3 months 18 days	7 years 3 months 18 days	8 years 1 month 6 days	8 years 1 month 6 days	8 years 6 months
Vested and expected to vest at the end of the year	6 years 2 months 12 days	6 years 2 months 12 days
Exercisable at the end of the year	5 years 10 months 24 days	5 years 10 months 24 days
Aggregate Intrinsic Value
Outstanding at the end of the year (in dollars) | $	$ 243,327,000		$ 142,433,000		$ 275,040,000		$ 189,729,000
Vested and expected to vest at the end of the year (in dollars) | $	230,350,000
Exercisable at the end of the year (in dollars) | $	$ 135,192,000
Additional disclosures
Share-based compensation expenses | ¥		¥ 60,739		¥ 125,225		¥ 103,962
Weighted average grant date fair value of options granted | $ / shares					$ 5.59
Unrecognized share-based compensation expense related to options | ¥								¥ 77,383
Weighted-average period over which share-based compensation expense is expected to be recognized	3 years 7 months 6 days	3 years 7 months 6 days
Total intrinsic value of options exercised | $	$ 55,278,000		23,796,000		$ 29,522,000
Cash received from the exercises of share options | $	19,942,000		12,454,000		$ 12,332,000
Cash Receivable From Stock Option Exercises | $	$ 2,201,000		$ 747,000
Assumptions used to calculate estimated fair value of each option grant
Expected dividend yield (as a percent)					0.00%	0.00%
Expected term (in years)					10 years	10 years
Share Incentive Plan | Employee and non-employee | Options | Vesting Based On Service | Minimum
Assumptions used to calculate estimated fair value of each option grant
Expected volatility (as a percent)					33.00%	33.00%
Risk-free interest rate (per annum) (as a percent)					2.17%	2.17%
Exercise multiples					2.0	2.0
Expected dividend yield (as a percent)					0.00%	0.00%
Fair value of the underlying shares on the date of option grants (in dollars) | $					$ 11.57
Share Incentive Plan | Employee and non-employee | Options | Vesting Based On Service | Maximum
Assumptions used to calculate estimated fair value of each option grant
Expected volatility (as a percent)					50.00%	50.00%
Risk-free interest rate (per annum) (as a percent)					2.65%	2.65%
Exercise multiples					2.8	2.8
Fair value of the underlying shares on the date of option grants (in dollars) | $					$ 14.69
Share Incentive Plan | Non-employees | Unvested RSUs | Vesting Based On Service
Number of Shares
Unvested at the beginning of the year (in shares)	1,052,398	1,052,398
Unvested at the end of the year (in shares)	5,719,884	5,719,884	1,052,398	1,052,398
Share Incentive Plan | Non-employees | Options | Vesting Based On Service
Number of share options
Outstanding at the beginning of the year (in shares)	0	0
Outstanding at the end of the year (in shares)	1,379,780	1,379,780	0	0
Share Incentive Plan | Year two | Employee and non-employee
Share-based compensation
Year in which shares are vested			2 years	2 years
Vesting percentage (as a percent)			50.00%	50.00%
Share Incentive Plan | Year three | Employee and non-employee
Share-based compensation
Year in which shares are vested			3 years	3 years
Vesting percentage (as a percent)			33.00%	33.00%
Share Incentive Plan | Year four | Employee and non-employee
Share-based compensation
Year in which shares are vested			4 years	4 years
Vesting percentage (as a percent)			25.00%	25.00%
Share Incentive Plan | Year five | Employee and non-employee
Share-based compensation
Year in which shares are vested			5 years	5 years
Vesting percentage (as a percent)			20.00%	20.00%
Share Incentive Plan | Year six | Employee and non-employee
Share-based compensation
Year in which shares are vested			6 years	6 years
Vesting percentage (as a percent)			17.00%	17.00%
Share Incentive Plan | Year ten | Employee and non-employee
Share-based compensation
Year in which shares are vested			10 years	10 years
Vesting percentage (as a percent)			10.00%	10.00%